Leases	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Leases

Note 10.     Leases

We lease certain office space and equipment from third parties. Leases with an initial term of 12 months or less are not recorded on the balance sheet and we recognize lease expense for these leases on a straight-line basis over the lease term. For leases beginning in 2019 and later, at the inception of a contract we assess whether the contract is, or contains, a lease. Our assessment is based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether we obtain the right to substantially all the economic benefit from the use of the asset throughout the period, and (3) whether we have the right to direct the use of the asset. At inception of a lease, we allocate the consideration in the contract to each lease component based on its relative stand-alone price to determine the lease payments. Leases entered into prior to January 1, 2019, are accounted for under ASC 840 and were not reassessed. We account for lease components (e.g., fixed payments including rent, real estate taxes and insurance costs) separately from the nonlease components (e.g.,common-area maintenance costs).

Most leases include one or more options to renew, with renewal terms that can extend the lease term from one year or more. The exercise of lease renewal options is at our sole discretion. Our leases do not include options to purchase the leased property. The depreciable life of assets and leasehold improvements are limited by the expected lease term. Certain of our lease agreements include rental payments adjusted periodically for inflation. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants. All our leases are operating lease. We have elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a term of 12 months or less. The effect of short-term leases and initial direct costs on our right-of-use asset and lease liability was not material.

As of March 31, 2019, our operating lease right of use assets and operating lease liability are approximately $6.8 million and $7.0 million, respectively. The operating lease expenses including in Selling, general and administrative expense are approximately $428,000 and $216,000 for the three months ended March 31, 2019 and 2018, respectively. The weighted-average remaining lease term is 3.8 years and the average discount rate is 7.25%.

Maturity of operating lease liability is as follows:

Maturity of Lease Liability	Operating Lease
2019	$1,320,442
2020	1,177,261
2021	1,202,496
2022	1,294,781
2023	1,343,668
After 2024	2,529,735
Total lease payments	8,868,383
Less: Interest	(1,824,219)
Total	$7,044,164